Loans, financing and debentures - Breakdown by maturity – non-current (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	R$ (81,374,152)	R$ (72,414,445)
2025
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(2,546,450)
2026
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(8,388,956)
Later than three years and not later than four years [member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(8,811,751)
Later than four years and not later than five years [member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(8,301,894)
Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(13,050,848)
Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(40,274,253)
Bonds | Foreign market
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(44,218,728)
Bonds | Foreign market | 2025
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(9,343)
Bonds | Foreign market | 2026
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(2,851,198)
Bonds | Foreign market | Later than three years and not later than four years [member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,876,556)
Bonds | Foreign market | Later than four years and not later than five years [member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(2,767,812)
Bonds | Foreign market | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(9,657,629)
Bonds | Foreign market | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(25,074,876)
Export credits (“export prepayments”) | Foreign market
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(16,812,138)
Export credits (“export prepayments”) | Foreign market | 2025
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(2,286,853)
Export credits (“export prepayments”) | Foreign market | 2026
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(4,986,977)
Export credits (“export prepayments”) | Foreign market | Later than three years and not later than four years [member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(4,370,592)
Export credits (“export prepayments”) | Foreign market | Later than four years and not later than five years [member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,465,127)
Export credits (“export prepayments”) | Foreign market | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(1,702,589)
Assets Financing | Foreign market
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(335,084)
Assets Financing | Foreign market | 2025
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(50,906)
Assets Financing | Foreign market | 2026
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(105,273)
Assets Financing | Foreign market | Later than three years and not later than four years [member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(106,932)
Assets Financing | Foreign market | Later than four years and not later than five years [member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(65,753)
Assets Financing | Foreign market | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(6,220)
Assets Financing | Domestic market (Brazil)
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(66,188)
Assets Financing | Domestic market (Brazil) | 2025
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(9,233)
Assets Financing | Domestic market (Brazil) | 2026
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(18,741)
Assets Financing | Domestic market (Brazil) | Later than three years and not later than four years [member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(19,113)
Assets Financing | Domestic market (Brazil) | Later than four years and not later than five years [member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(19,033)
Assets Financing | Domestic market (Brazil) | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(68)
ECA - Export Credit Agency | Foreign market
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(690,400)
ECA - Export Credit Agency | Foreign market | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(690,400)
IFC - International Finance Corporation | Foreign market
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,300,411)
IFC - International Finance Corporation | Foreign market | Later than three years and not later than four years [member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(216,162)
IFC - International Finance Corporation | Foreign market | Later than four years and not later than five years [member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(1,019,132)
IFC - International Finance Corporation | Foreign market | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(1,482,373)
IFC - International Finance Corporation | Foreign market | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(582,744)
BNDES – TJLP [Member] | Domestic market (Brazil) | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(149,771)
BNDES – TJLP [Member] | Domestic market (Brazil) | 2025 | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(48,678)
BNDES – TJLP [Member] | Domestic market (Brazil) | 2026 | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(86,126)
BNDES – TJLP [Member] | Domestic market (Brazil) | Later than three years and not later than four years [member] | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(7,137)
BNDES – TJLP [Member] | Domestic market (Brazil) | Later than four years and not later than five years [member] | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,614)
BNDES – TJLP [Member] | Domestic market (Brazil) | Later than five years and not later than six years | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,614)
BNDES – TJLP [Member] | Domestic market (Brazil) | Later than six years [Member] | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(602)
BNDES – TLP [Member] | Domestic market (Brazil) | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,262,865)
BNDES – TLP [Member] | Domestic market (Brazil) | 2025 | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(38,596)
BNDES – TLP [Member] | Domestic market (Brazil) | 2026 | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(97,462)
BNDES – TLP [Member] | Domestic market (Brazil) | Later than three years and not later than four years [member] | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(158,271)
BNDES – TLP [Member] | Domestic market (Brazil) | Later than four years and not later than five years [member] | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(155,438)
BNDES – TLP [Member] | Domestic market (Brazil) | Later than five years and not later than six years | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(141,276)
BNDES – TLP [Member] | Domestic market (Brazil) | Later than six years [Member] | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(2,671,822)
BNDES – SELIC [Member] | Domestic market (Brazil) | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(789,738)
BNDES – SELIC [Member] | Domestic market (Brazil) | 2025 | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(121,619)
BNDES – SELIC [Member] | Domestic market (Brazil) | 2026 | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(243,271)
BNDES – SELIC [Member] | Domestic market (Brazil) | Later than three years and not later than four years [member] | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(31,988)
BNDES – SELIC [Member] | Domestic market (Brazil) | Later than four years and not later than five years [member] | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(32,034)
BNDES – SELIC [Member] | Domestic market (Brazil) | Later than five years and not later than six years | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(32,079)
BNDES – SELIC [Member] | Domestic market (Brazil) | Later than six years [Member] | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(328,747)
NCE ("Export Credit Notes") | Domestic market (Brazil)
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(100,000)
NCE ("Export Credit Notes") | Domestic market (Brazil) | Later than three years and not later than four years [member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(25,000)
NCE ("Export Credit Notes") | Domestic market (Brazil) | Later than four years and not later than five years [member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(25,000)
NCE ("Export Credit Notes") | Domestic market (Brazil) | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(25,000)
NCE ("Export Credit Notes") | Domestic market (Brazil) | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(25,000)
NCR ("Rural producer certificate") | Domestic market (Brazil)
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(1,999,053)
NCR ("Rural producer certificate") | Domestic market (Brazil) | 2025
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(92)
NCR ("Rural producer certificate") | Domestic market (Brazil) | 2026
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(92)
NCR ("Rural producer certificate") | Domestic market (Brazil) | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(1,999,237)
Debentures | Domestic market (Brazil)
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(9,649,776)
Debentures | Domestic market (Brazil) | Later than four years and not later than five years [member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(748,951)
Debentures | Domestic market (Brazil) | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(8,900,825)
Total in foreign currency [Member] | Foreign market
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(65,356,761)
Total in foreign currency [Member] | Foreign market | 2025
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(2,328,416)
Total in foreign currency [Member] | Foreign market | 2026
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(7,943,448)
Total in foreign currency [Member] | Foreign market | Later than three years and not later than four years [member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(8,570,242)
Total in foreign currency [Member] | Foreign market | Later than four years and not later than five years [member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(7,317,824)
Total in foreign currency [Member] | Foreign market | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(12,848,811)
Total in foreign currency [Member] | Foreign market | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(26,348,020)
Total in local currency [Member] | Domestic market (Brazil)
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(16,017,391)
Total in local currency [Member] | Domestic market (Brazil) | 2025
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(218,034)
Total in local currency [Member] | Domestic market (Brazil) | 2026
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(445,508)
Total in local currency [Member] | Domestic market (Brazil) | Later than three years and not later than four years [member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(241,509)
Total in local currency [Member] | Domestic market (Brazil) | Later than four years and not later than five years [member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(984,070)
Total in local currency [Member] | Domestic market (Brazil) | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(202,037)
Total in local currency [Member] | Domestic market (Brazil) | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	R$ (13,926,233)